21. Provisions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	R$ 207,597	R$ 205,532	R$ 870,273
Civil Lawsuits [Member]
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	67,528	73,356
Labor Lawsuits [Member]
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	137,071	132,163
Taxes [Member]
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	R$ 2,998	R$ 13